Cover	12 Months Ended
Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Indonesia Energy Corporation Limited
Entity Central Index Key	0001757840
Entity Primary SIC Number	1311
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	GIESMART PLAZA
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Jl. Raya Pasar Minggu No. 17A
Entity Address, City or Town	Jakarta
Entity Address, Country	ID
Entity Address, Postal Zip Code	12780
City Area Code	+62
Local Phone Number	21 2696 2888
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	GIESMART PLAZA
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Jl. Raya Pasar Minggu No. 17A
Entity Address, City or Town	Jakarta
Entity Address, Country	ID
Entity Address, Postal Zip Code	12780
City Area Code	+62
Local Phone Number	21 2696 2888
Contact Personnel Name	James J. Huang